OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES

NOTE 6: -	OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2021	2020

Prepaid expenses	$4,029	$6,495
Government authorities	2,947	2,403
Prepayment to OEM	-	2,359
Foreign currency derivative contracts	980	2,285
Short-term lease deposits	185	231
Grants receivable from the IIA	-	103
Others	349	329

	$8,490	$14,205